Retirement Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
401(k) eligibility requirement, days of service	60 days
401(k) eligibility requirement, minimum age	18
401(k) eligibility requirement, hours of service	1000 hours
401(k) maximum employer matching percentage of employee's contribution	40.00%	40.00%	40.00%
401(k) maximum employee contribution which can receive partial employer match	6.00%	6.00%	6.00%
401(k) compensation expense	$ 0.8	$ 0.8	$ 0.7